Derivative Financial Instruments and Risk Management Policies - Country Risk (Details) € in Millions	12 Months Ended
Dec. 31, 2024 EUR (€)
Disclosure of financial liabilities [line items]
Borrowings	€ 27,161
Proportion of net financial debt held (as a percent)	6.50%
Telefonica Hispanoamerica
Disclosure of financial liabilities [line items]
Borrowings	€ 1,768
Net repatriation of funds to Spain	364
Net repatriation of funds from dividends received	377
Net repatriation of funds, fees	266
Net repatriation of funds, loan payments	€ 279